Other Intangible Assets - Summary of Book Values of Major Brands (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Indefinite life brands	£ 18,368	£ 19,620
Advil
Disclosure of detailed information about intangible assets [line items]
Indefinite life brands	3,349	3,408
Centrum
Disclosure of detailed information about intangible assets [line items]
Indefinite life brands	1,824	1,808
Voltaren
Disclosure of detailed information about intangible assets [line items]
Indefinite life brands	2,725	2,725
Emergen-C
Disclosure of detailed information about intangible assets [line items]
Indefinite life brands	433	447
Robitussin
Disclosure of detailed information about intangible assets [line items]
Indefinite life brands	1,111	1,138
Caltrate
Disclosure of detailed information about intangible assets [line items]
Indefinite life brands	1,678	1,648
Otrivin
Disclosure of detailed information about intangible assets [line items]
Indefinite life brands	1,385	1,385
Preparation H
Disclosure of detailed information about intangible assets [line items]
Indefinite life brands	1,139	1,171
Fenistil
Disclosure of detailed information about intangible assets [line items]
Indefinite life brands	598	598
Chapstick
Disclosure of detailed information about intangible assets [line items]
Indefinite life brands	512	523
Theraflu
Disclosure of detailed information about intangible assets [line items]
Indefinite life brands	433	438
Nexium
Disclosure of detailed information about intangible assets [line items]
Indefinite life brands	668	682
Panadol
Disclosure of detailed information about intangible assets [line items]
Indefinite life brands	396	397
Sensodyne
Disclosure of detailed information about intangible assets [line items]
Indefinite life brands	270	270
Lamisil
Disclosure of detailed information about intangible assets [line items]
Indefinite life brands		291
Breathe Right
Disclosure of detailed information about intangible assets [line items]
Indefinite life brands		251
Others
Disclosure of detailed information about intangible assets [line items]
Indefinite life brands	£ 1,847	£ 2,440